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                      MORGAN STANLEY LIMITED DURATION FUND
                          1221 Avenue of the Americas
                            New York, New York 10020


                                              August 31, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Limited Duration Fund
File Number - 33-50857
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 26, 2005.


                                         Very truly yours,
                                         /s/ Sheri Schreck
                                         --------------------------
                                         Sheri Schreck
                                         Assistant Secretary


cc:   Amy R. Doberman, Esq.
      Larry Greene